Operating Leases (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Future Maturities of Operating Lease Payments

Future minimum lease payments under non-cancellable operating leases as of December 31, 2018 was as follows:

December 31,
2018
(in thousands)
Less than one year	$927,351
Between one and five years	2,928,983
More than five years	2,085,877
$5,942,211

Schedule of Future Maturities of Operating Lease Receivable

Future minimum lease receivables under non-cancellable operating leases as of December 31, 2018 was as follows:

December 31,
2018
(in thousands)
Less than one year	$105,788
Between one and five years	423,150
More than five years	2,188,728
$2,717,666